Fair Value Measurements - Summary of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs at Measurement Dates (Details) - ACON S2 Acquisition Corp [Member] - Level 3 [Member]				9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Sep. 21, 2020	Sep. 30, 2021	Dec. 31, 2020
Stock Price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Alternative Investment, Measurement Input	10.08			9.97	10.08
Stock Price | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Alternative Investment, Measurement Input		9.64	9.64
Stock Price | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Alternative Investment, Measurement Input		9.42	9.42
Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Alternative Investment, Measurement Input	10.00	10.00	10.00	42.2	10.00
Expected Life of the Options to Convert
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Alternative Investment, Measurement Term	5 years 10 months 24 days	6 years	6 years	5 years 7 days	5 years 10 months 24 days
Risk-free Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Alternative Investment, Measurement Input	0.48	0.37	0.37	0.98	0.48
Dividend yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Alternative Investment, Measurement Input	0.0	0.0	0.0	0	0.0
Probability of merger
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Alternative Investment, Measurement Input	100.0	100.0	100.0		100.0